Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 13,109
Amortized Cost, Due after one year through five years	74,554
Amortized Cost, Due after five years through ten years	71,590
Amortized Cost, Due after ten years	108,889
Amortized Cost, Subtotal	332,964	$ 334,780
Amortized Cost, RMBS, CMBS and ABS	64,822
Estimated Fair Value, Due in one year or less	13,130
Estimated Fair Value, Due after one year through five years	77,398
Estimated Fair Value, Due after five years through ten years	74,364
Estimated Fair Value, Due after ten years	120,686
Estimated fair value, Mortgage-backed and asset-backed securities	65,824
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	$ 351,402	$ 365,425